Deferred Tax Assets and Liabilities - Summary of Deferred Taxes (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	£ (344)	£ (1,719)
Exchange adjustments	34	(65)
Credit (charge) to profit and loss	3,750	350
Credit to equity	4,077	1,090
Ending balance	7,517	(344)
Accelerated capital allowances
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(87)	(76)
Exchange adjustments	0	(2)
Credit (charge) to profit and loss	(43)	(9)
Credit to equity	0	0
Ending balance	(130)	(87)
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	62	227
Exchange adjustments	0	0
Credit (charge) to profit and loss	805	(165)
Credit to equity	0	0
Ending balance	867	62
Share-based compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	1,670	271
Exchange adjustments	0	0
Credit (charge) to profit and loss	1,107	309
Credit to equity	4,077	1,090
Ending balance	6,854	1,670
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(2,089)	(2,490)
Exchange adjustments	39	(61)
Credit (charge) to profit and loss	1,610	462
Credit to equity	0	0
Ending balance	(440)	(2,089)
Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	100	349
Exchange adjustments	(5)	(2)
Credit (charge) to profit and loss	271	(247)
Credit to equity	0	0
Ending balance	£ 366	£ 100